Revenue from Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019
Change In Contract With Customer, Asset And Liability [Roll Forward]
Contract assets, beginning balance	$ 9	$ 9	$ 7	$ 1
Contract liabilities, beginning balance	(32)	(32)	(55)	(21)
Contract assets (liabilities), net, beginning balance	(23)	(23)	(48)	(20)
Amortization of revenue that was included in the beginning contract liability balance			25	14
Cash received, excluding amounts recognized as revenue		(21)	(2)	(22)
Cash received against the beginning contract asset balance		(9)	(7)	(1)
Contract assets recognized during the period		1	9	0
Fresh start adjustments, contract assets	0
Fresh start adjustments, contract liabilities	32
Fresh start adjustments	32
Contract assets, ending balance	9	1	9	0
Contract liabilities, ending balance	0	(21)	(32)	(29)
Contract assets (liabilities), net, ending balance	$ 9	$ (20)	$ (23)	$ (29)